Tax Assets and Liabilities - Additional Information (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Bottom of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2022
Top of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2035
Singapore and Indonesia Entity [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax losses carried forward for an indefinite period	$ 3,027
Indian Subsidiaries [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Unabsorbed depreciation carried forward for an indefinite period	$ 30,609